                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES

Investment Company Act file number:                           811-3363

Exact name of registrant as specified in charter:             Delaware Group Limited-Term Government Funds

Address of principal executive offices:                       2005 Market Street
                                                              Philadelphia, PA 19103

Name and address of agent for service:                        Richelle S. Maestro, Esq.
                                                              2005 Market Street
                                                              Philadelphia, PA 19103

Registrant's telephone number, including area code:           (800) 523-1918

Date of fiscal year end:                                      December 31

Date of reporting period:                                     June 30, 2005

Item 1.  Reports to Stockholders

                                             Delaware
                                             Investments(R)
                                             -----------------------------------
                                             A member of Lincoln Financial Group

FIXED INCOME









SEMIANNUAL REPORT JUNE 30, 2005
--------------------------------------------------------------------------------
                  DELAWARE LIMITED-TERM GOVERNMENT FUND
















[LOGO] POWERED BY RESEARCH(R)

TABLE
   OF CONTENTS

-----------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES                                     1
-----------------------------------------------------------------
SECTOR ALLOCATION                                               2
-----------------------------------------------------------------
FINANCIAL STATEMENTS:

   Statement of Net Assets                                      3

   Statement of Operations                                      7

   Statements of Changes in Net Assets                          8

   Financial Highlights                                         9

   Notes to Financial Statements                               14

-----------------------------------------------------------------
OTHER FUND INFORMATION                                         17
-----------------------------------------------------------------











    Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

    Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C) 2005 Delaware Distributors, L.P.

DISCLOSURE                       For the Period January 1, 2005 to June 30, 2005
   OF FUND EXPENSES


As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2005 to June 30, 2005.

ACTUAL EXPENSES
The first section of the table shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund's actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

DELAWARE LIMITED-TERM GOVERNMENT FUND
EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                                                  Expenses
                                                           Beginning     Ending                  Paid During
                                                            Account     Account     Annualized      Period
                                                             Value       Value        Expense     1/1/05 to
                                                             1/1/05     6/30/05        Ratio       6/30/05*
------------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                                    $1,000.00   $1,014.60       0.82%       $ 4.10
Class B                                                     1,000.00    1,010.30       1.67%         8.32
Class C                                                     1,000.00    1,010.30       1.67%         8.32
Class R                                                     1,000.00    1,012.30       1.27%         6.34
Institutional Class                                         1,000.00    1,015.30       0.67%         3.35
------------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% return before expenses)
Class A                                                    $1,000.00   $1,020.73       0.82%       $ 4.11
Class B                                                     1,000.00    1,016.51       1.67%         8.35
Class C                                                     1,000.00    1,016.51       1.67%         8.35
Class R                                                     1,000.00    1,018.50       1.27%         6.36
Institutional Class                                         1,000.00    1,021.47       0.67%         3.36
------------------------------------------------------------------------------------------------------------

* "Expenses Paid During Period" are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

SECTOR ALLOCATION                                            As of June 30, 2005
   DELAWARE LIMITED-TERM GOVERNMENT FUND


The SEC adopted a requirement that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semiannual shareholder reports. The following chart lists the Fund's categories of portfolio holdings as a percentage of total net assets and is provided in compliance with such requirement.

                                                             Percentage
SECTOR                                                      OF NET ASSETS
-------------------------------------------------------------------------
AGENCY ASSET-BACKED SECURITIES                                  3.46%
-------------------------------------------------------------------------
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS                     22.90%
-------------------------------------------------------------------------
AGENCY MORTGAGE-BACKED SECURITIES                              34.85%
-------------------------------------------------------------------------
AGENCY OBLIGATIONS                                              4.74%
-------------------------------------------------------------------------
COMMERCIAL MORTGAGE-BACKED SECURITIES                           1.01%
-------------------------------------------------------------------------
CORPORATE BONDS                                                 3.11%
-------------------------------------------------------------------------
Banking                                                         0.23%

Brokerage                                                       0.53%

Consumer Non-Cyclical                                           0.42%

Electric                                                        0.40%

Financial/Other                                                 1.53%
-------------------------------------------------------------------------
MUNICIPAL BONDS                                                 0.29%
-------------------------------------------------------------------------
NON-AGENCY ASSET-BACKED SECURITIES                              5.99%
-------------------------------------------------------------------------
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS                  8.79%
-------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS                                      15.00%
-------------------------------------------------------------------------
REPURCHASE AGREEMENTS                                           0.58%
-------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                              100.72%
-------------------------------------------------------------------------
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS                (0.72%)
-------------------------------------------------------------------------
TOTAL NET ASSETS                                              100.00%
-------------------------------------------------------------------------

STATEMENT                                 DELAWARE LIMITED-TERM GOVERNMENT FUND
   OF NET ASSETS                          June 30, 2005 (Unaudited)

                                                       Principal        Market
                                                        Amount          Value
AGENCY ASSET-BACKED SECURITIES - 3.46%
  oFannie Mae Grantor Trust
      Series 2004-T4 A3 4.42% 8/25/24                 $ 2,135,000   $ 2,132,350
  oSLMA Student Loan Trust
      Series 1997-2 A2 3.747% 1/25/10                     113,293       113,379
      Series 2004-1 A1 3.201% 1/26/15                   4,259,126     4,261,534
      Series 2004-5 A2 3.191% 4/25/14                   2,860,000     2,861,571
      Series 2004-6 A2 3.201% 1/25/13                     554,687       555,114
                                                                    -----------
TOTAL AGENCY ASSET-BACKED SECURITIES
   (cost $9,923,622)                                                  9,923,948
                                                                    -----------
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 22.90%
  oCollateralized Mortgage Obligation Trust
      Series 38 A 4.164% 12/25/17                         527,773       528,003
      Series 47 D 4.025% 9/1/18                           737,358       737,376
  oE.F. Hutton Trust III
      Series 1 Class A 4.22% 10/25/17                     216,910       216,960
   Fannie Mae
      Series 1993-18 PK 6.50% 2/25/08                   1,175,000     1,205,935
      Series 1993-71 PL 6.50% 5/25/08                     573,609       583,267
      Series 1996-46 ZA 7.50% 11/25/26                    735,153       793,944
      Series 2001-50 BA 7.00% 10/25/41                    770,744       813,305
      Series 2003-122 AJ 4.50% 2/25/28                    541,842       539,920
   Fannie Mae Grantor Trust
      Series 2001-T8 A2 9.50% 7/25/41                   2,154,135     2,395,324
      Series 2001-T10 A1 7.00% 12/25/41                   866,304       914,490
      Series 2002-T1 A2 7.00% 11/25/31                    478,572       505,532
      Series 2003-T1 A 3.807% 11/25/12                  1,241,336     1,237,677
   Fannie Mae Whole Loan
      Series 2002-W1 2A 7.50% 2/25/42                     513,591       546,528
      Series 2003-W3 2A3 4.16% 6/25/42                    532,940       531,736
      Series 2003-W14 1A5 4.71% 9/25/43                 3,256,783     3,256,729
      Series 2003-W18 1A5 4.61% 8/25/43                 2,130,000     2,130,497
      Series 2004-W3 A2 3.75% 5/25/34                   1,335,000     1,324,964
      Series 2004-W9 2A1 6.50% 2/25/44                    580,707       607,483
   Federal Home Loan Bank System
      Series 6T-9009 1 3.84% 11/25/09                   2,157,752     2,134,423
   Freddie Mac
      Series 1490 CA 6.50% 4/15/08                        220,556       224,061
      Series 2480 EH 6.00% 11/15/31                     1,204,980     1,216,929
      Series 2552 KB 4.25% 6/15/27                      1,870,182     1,869,491
      Series 2575 PT 4.50% 6/15/24                      2,783,665     2,802,925
      Series 2902 LC 5.50% 12/15/17                       930,000       947,670
      Series 2920 NB 5.00% 3/15/07                        562,894       562,507
      Series 2960 PC 5.00% 9/15/30                      1,065,000     1,072,139
      Series 2981 NC 5.00% 4/15/31                      1,275,000     1,289,659
   Freddie Mac-GNMA
      Series 21 Class J 6.25% 8/25/22                       2,435         2,429
   Freddie Mac Stated Final
      Series SF5 GC 2.95% 12/15/09                      3,013,125     2,918,388
   Freddie Mac Structured
      Pass Through Securities
      Series T-42 A5 7.50% 2/25/42                        182,497       195,152
      Series T-56 A2A 2.842% 7/25/36                    1,693,941     1,685,966
      Series T-56 A3B 4.406% 8/25/39                    1,000,000       997,656
      Series T-58 2A 6.50% 9/25/43                      3,097,207     3,230,787
   GNMA
      Series 2002-28 B 5.779% 7/16/24                   6,000,000     6,323,651
      Series 2002-61 BA 4.648% 3/16/26                  3,000,000     3,027,637
      Series 2003-43 B 4.374% 4/16/33                   5,000,000     4,974,374
      Series 2003-72 C 4.86% 2/16/30                    2,500,000     2,557,733
      Series 2003-78 B 5.11% 10/16/27                   5,000,000     5,154,393

                                                       Principal        Market
                                                        Amount          Value
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
  #GSMPS Mortgage Loan Trust 144A
      Series 1998-2 A 7.75% 5/19/27                   $   533,832   $   571,129
      Series 1999-3 A 8.00% 8/19/29                     1,301,628     1,404,288
      Series 2005-RP1 1A4 8.50% 1/25/35                 1,491,594     1,648,270
                                                                    -----------
TOTAL AGENCY COLLATERALIZED MORTGAGE
   OBLIGATIONS (cost $65,449,781)                                    65,681,327
                                                                    -----------
AGENCY MORTGAGE-BACKED SECURITIES - 34.85%
   Fannie Mae
      4.50% 3/1/14                                      2,754,231     2,766,281
      4.92% 5/1/13                                      3,860,136     3,979,559
      5.50% 5/15/09                                     1,267,435     1,293,576
      6.215% 6/1/08                                     1,247,127     1,300,130
      6.50% 8/1/17                                        595,597       619,607
      6.52% 1/1/08 to 2/1/08                            3,301,497     3,435,800
      6.765% 1/1/07                                     2,504,818     2,568,221
      7.00% 11/15/16                                    1,572,979     1,642,779
      7.41% 4/1/10                                      4,850,496     5,393,146
      8.00% 8/15/07                                       183,932       189,738
      9.00% 11/1/15                                       264,819       287,328
      10.00% 10/1/30                                      177,194       199,896
      10.50% 6/1/30                                        91,475       103,795
  oFannie Mae ARM
      3.739% 8/1/34                                     1,406,740     1,406,497
      3.958% 12/1/33                                    2,188,885     2,243,478
      4.937% 11/1/33                                    3,705,186     3,711,326
   Fannie Mae Balloon 7 yr
      4.00% 8/1/10                                      2,416,897     2,388,951
      5.00% 8/1/11                                      3,418,808     3,455,133
   Fannie Mae FHAVA
      7.25% 4/1/09                                         14,348        14,859
      7.50% 3/1/25                                         76,272        81,445
      8.50% 8/1/09                                         15,883        16,633
      10.00% 1/1/19                                        70,850        80,481
      11.00% 8/1/10 to 12/1/15                            747,308       828,726
   Fannie Mae GPM 11.00% 11/1/10                           24,946        27,331
   Fannie Mae Relocation 30 yr 5.00% 9/1/33               975,761       985,823
   Fannie Mae S.F. 15 yr
      6.00% 12/1/08 to 6/1/17                           3,581,618     3,698,785
      6.50% 8/1/08                                          8,553         8,839
      7.50% 4/1/11                                         23,853        25,224
      8.00% 10/1/09 to 10/1/16                          2,235,175     2,378,756
      8.50% 3/1/08                                         41,834        43,154
   Fannie Mae S.F. 15 yr TBA 5.50% 7/1/20               1,290,000     1,324,266
   Fannie Mae S.F. 20 yr 6.50% 2/1/22                     753,186       783,549
   Fannie Mae S.F. 30 yr
      5.50% 3/1/29 to 4/1/29                            2,402,631     2,443,926
      7.00% 8/1/32 to 9/1/32                              736,402       777,134
      7.50% 12/1/10 to 11/1/31                            487,404       514,115
      8.00% 6/1/07 to 5/1/24                            1,060,822     1,138,381
      8.50% 11/1/07 to 8/1/17                             606,393       641,765
      9.00% 8/1/22                                        756,184       824,950
      9.25% 7/1/09 to 3/1/20                               99,422       107,745
      10.00% 2/1/25                                     1,463,840     1,661,458
      11.00% 7/1/12 to 8/1/20                             368,562       419,584
      11.50% 11/1/16                                      161,296       183,222
      12.50% 2/1/11                                         4,160         4,570
      13.00% 7/1/15                                        46,829        52,361
   Fannie Mae S.F. 30 yr TBA
      5.50% 7/1/35                                      1,870,000     1,895,713
      6.00% 7/1/35                                      2,275,000     2,332,586

STATEMENT                                  DELAWARE LIMITED-TERM GOVERNMENT FUND
   OF NET ASSETS (CONTINUED)

                                                       Principal        Market
                                                        Amount          Value
AGENCY MORTGAGE-BACKED SECURITIES (continued)
   Freddie Mac
      6.00% 1/1/17                                    $   935,867   $   963,066
      6.50% 6/17/14 to 3/1/16                           1,699,424     1,749,502
      9.00% 3/17/08                                        15,628        16,268
  oFreddie Mac ARM
      3.729% 4/1/34                                       788,977       801,305
      3.748% 4/1/33                                     2,268,104     2,340,235
   Freddie Mac Balloon 5 yr
      4.00% 3/1/08 to 8/1/08                            3,123,456     3,107,838
   Freddie Mac Balloon 7 yr
      4.50% 12/1/10                                     1,533,076     1,536,430
      6.00% 4/1/09                                         82,236        83,547
   Freddie Mac FHAVA
      8.00% 3/1/08                                         45,896        47,201
      8.50% 1/1/09                                         22,133        23,413
      9.50% 2/1/10                                         77,067        80,270
      11.00% 2/1/14 to 11/1/15                             27,261        29,777
   Freddie Mac Relocation 15 yr
      3.50% 9/1/18 to 10/1/18                           5,285,010     5,015,805
   Freddie Mac Relocation 30 yr
      5.00% 9/1/33                                      3,343,349     3,379,917
      6.50% 10/1/30                                         4,506         4,692
   Freddie Mac S.F. 15 yr
      4.00% 2/1/14                                      5,555,404     5,473,808
      6.00% 10/1/10                                        33,654        34,821
      6.50% 11/1/09 to 6/1/11                              81,803        85,031
      7.50% 4/1/11                                        122,116       128,985
      8.00% 7/1/16                                        423,259       452,094
      9.00% 10/1/06                                         1,876         1,898
   Freddie Mac S.F. 20 yr 5.50% 9/1/24                  2,692,102     2,749,310
   Freddie Mac S.F. 30 yr
      7.00% 11/1/33                                     1,642,202     1,729,444
      8.00% 10/1/07 to 5/1/31                           1,770,164     1,862,527
      8.25% 3/1/09                                        170,614       174,879
      8.50% 12/1/08 to 11/1/10                            206,972       214,373
      8.75% 5/1/10                                         87,431        91,993
      9.00% 6/1/09 to 9/1/30                            1,052,377     1,162,905
      9.50% 6/1/16                                         15,299        16,140
      9.75% 12/1/08                                        20,344        21,539
      11.00% 11/1/19 to 5/1/20                             42,933        48,712
      11.50% 6/1/15 to 3/1/16                             670,516       762,494
   Freddie Mac Tiered Payment 9.50% 11/1/05                21,739        22,813
   GNMA I Buydown 30 yr 10.50% 11/15/15                   100,572       113,740
   GNMA I GPM
      11.00% 7/15/10                                       24,594        26,899
      11.50% 4/15/10                                       17,797        19,627
      12.00% 10/15/10                                      10,062        11,135
      12.25% 1/15/14                                       19,049        21,388
   GNMA I Mobile Home 6.50% 9/15/10                        30,257        31,335
   GNMA I S.F. 15 yr
      6.00% 2/15/09 to 6/15/09                            351,625       360,868
      7.50% 7/15/10 to 9/15/10                            372,914       385,587
      9.00% 11/15/06                                        8,800         8,844
   GNMA I S.F. 30 yr
      6.00% 4/15/33                                       768,453       793,427
      7.00% 5/15/28                                       706,784       749,854
      7.50% 12/15/23 to 12/15/31                          882,299       948,113
      8.00% 6/15/30                                        30,852        33,358
      9.00% 10/15/09 to 2/15/17                           245,746       262,578
      9.50% 6/15/16 to 11/15/17                            72,573        80,296
      11.00% 12/15/09 to 5/15/20                          374,443       417,149

                                                       Principal        Market
                                                        Amount          Value
AGENCY MORTGAGE-BACKED SECURITIES (continued)
   GNMA II GPM 9.75% 12/20/16 to 9/20/17              $    23,091   $    25,723
   GNMA II S.F. 15 yr 7.50% 3/20/09                        24,575        25,543
   GNMA II S.F. 30 yr
      9.50% 11/20/20 to 11/20/21                          299,498       332,997
      10.50% 6/20/20                                        2,560         2,928
      11.00% 9/20/15 to 10/20/15                          154,484       171,801
      11.50% 12/20/17 to 10/20/18                          90,697       102,147
      12.00% 4/20/14 to 5/20/16                           331,661       377,199
      12.50% 10/20/13 to 1/20/14                          123,213       139,215
                                                                    -----------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
   (cost $100,202,505)                                               99,935,405
                                                                    -----------
AGENCY OBLIGATIONS - 4.74%
   Fannie Mae 5.00% 4/15/15                             2,670,000     2,826,102
   Federal Home Loan Bank
      3.50% 9/15/06                                     1,370,000     1,365,106
      3.625% 2/16/07                                    1,500,000     1,495,463
      4.875% 11/15/06                                     115,000       116,548
  ^Financing Corporation Principal Strip
      PRN 2 5.019% 11/30/17                             1,320,000       763,822
      PRN 16 4.565% 4/5/19                              1,000,000       538,950
  ^Freddie Mac Principal Strip
      3.57% 10/15/08                                    6,630,000     5,826,238
  ^Residual Funding Corporation
      Principal Strip 5.122% 10/15/19                   1,240,000       659,004
                                                                    -----------
TOTAL AGENCY OBLIGATIONS (cost $13,373,210)                          13,591,233
                                                                    -----------
COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.01%
   Bank of America Commercial Mortgage
      Series 2005-1 A3 4.877% 11/10/42                    785,000       802,649
     oSeries 2005-2 AJ 4.953% 7/10/43                     320,000       327,200
  oGeneral Electric Capital Commercial Mortgage
      Series 2005-C2 A2 4.706% 5/10/43                    790,000       802,172
   GS Mortgage Securities Corporation II
      Series 2005-GG4 A4A 4.751% 7/10/39                  485,000       491,874
   Morgan Stanley Capital I
      Series 1998-XL1 A2 6.45% 6/3/30                     207,269       207,246
   Wachovia Bank Commercial Mortgage Trust
      Series 2005-C18 A2 4.657% 4/15/42                   270,000       273,398
                                                                    -----------
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
   (cost $2,874,123)                                                  2,904,539
                                                                    -----------
CORPORATE BONDS - 3.11%
Banking - 0.23%
   First Bank National Association
      7.30% 8/15/05                                       650,000       652,240
                                                                    -----------
                                                                        652,240
                                                                    -----------
Brokerage - 0.53%
   Merrill Lynch
     o3.948% 3/12/07                                      500,000       498,400
      6.00% 2/17/09                                       500,000       527,884
  oMorgan Stanley 3.44% 11/24/06                          490,000       490,779
                                                                    -----------
                                                                      1,517,063
                                                                    -----------
Consumer Non-Cyclical - 0.42%
   Kraft Foods 4.625% 11/1/06                             400,000       402,739
   Universal 6.50% 2/15/06                                790,000       801,289
                                                                    -----------
                                                                      1,204,028
                                                                    -----------

STATEMENT                                  DELAWARE LIMITED-TERM GOVERNMENT FUND
   OF NET ASSETS (CONTINUED)

                                                       Principal        Market
                                                        Amount          Value
CORPORATE BONDS (continued)
Electric - 0.40%
   FPL Group Capital 4.086% 2/16/07                   $   115,000   $   115,009
   Southern Capital Funding 5.30% 2/1/07                1,000,000     1,021,535
                                                                    -----------
                                                                      1,136,544
                                                                    -----------
Financial/Other - 1.53%
  #Berkshire Hathaway Finance 144A
      4.125% 1/15/10                                        5,000         4,975
 o#Premium Asset Trust Series
      2005-2 144A 3.23% 2/2/07                          4,400,000     4,400,000
                                                                    -----------
                                                                      4,404,975
                                                                    -----------
TOTAL CORPORATE BONDS (cost $8,030,929)                               8,914,850
                                                                    -----------
MUNICIPAL BONDS - 0.29%
  oMassachusetts State Special Obligation
      Revenue Loan 3.711% 6/1/22 (FSA)                    750,000       817,920
                                                                    -----------
TOTAL MUNICIPAL BONDS (cost $830,305)                                   817,920
                                                                    -----------
NON-AGENCY ASSET-BACKED SECURITIES - 5.99%
   AmeriCredit Automobile Receivables Trust
      Series 2001-C A4 5.01% 7/14/08                      365,318       366,966
      Series 2001-D A4 4.41% 11/12/08                     549,527       551,068
   CIT Equipment Collateral
      Series 2005-VT1 A4 4.36% 11/20/12                 2,230,000     2,246,732
   Countrywide Asset-Backed Certificates
      Series 2004-S1 A2 3.872% 3/25/20                    775,000       767,356
   Equity One ABS Series
      2004-1 AF3 3.054% 4/25/34                         1,510,000     1,495,571
  oGMAC Mortgage Corp Loan Trust
      Series 2004-HE5 A2 3.685% 9/25/34                 2,400,000     2,383,018
   Harley-Davidson Motorcycle Trust
      Series 2003-4 Class A1 1.47% 4/15/08                475,091       472,023
  oNovastar Home Equity Loan
      Series 2004-4 A2B 3.654% 3/25/35                  1,225,000     1,229,144
   Renaissance Home Equity Loan Trust
      Series 2004-4 AF2 3.856% 2/25/35                    870,000       863,121
  oResidential Asset Mortgage Products
      Series 2004-RZ2 AI3 4.30% 1/25/31                   755,000       754,523
   Residential Asset Securities
      Series 1999-KS1 AI8 6.32% 4/25/30                 1,761,384     1,764,262
  oResidential Funding Mortgage Securities II
      Series 2005-HI2 A1 3.466% 5/25/35                   510,000       510,000
  #Sierra Receivables Funding Company 144A
      Series 2003-1A 3.09% 1/15/14                        635,541       621,975
      Series 2003-2A A1 3.03% 12/15/15                    497,831       489,254
   Structured Asset Securities
      Series 2005-NC1 A2 3.92% 2/25/35                  1,240,000     1,229,171
   WFS Financial Owner Trust
      Series 2002-1 A4A 4.87% 9/20/09                   1,418,484     1,425,259
                                                                    -----------
TOTAL NON-AGENCY ASSET-BACKED SECURITIES
   (cost $17,344,543)                                                17,169,443
                                                                    -----------
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 8.79%
   Bank of America Alternative Loan Trust
      Series 2004-11 1CB1 6.00% 12/25/34                2,033,894     2,103,839
      Series 2005-5 2CB1 6.00% 6/25/35                    589,470       606,794
  oBank of America Mortgage Securities
      Series 2004-E 1A1 3.528% 6/25/34                    988,357       979,861
      Series 2005-F 2A3 4.742% 7/25/35                  1,235,000     1,236,351

                                                       Principal        Market
                                                        Amount          Value
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
  oCountrywide Alternative Loan Trust
      Series 2004-J7 1A2 4.673% 8/25/34               $   710,000   $   711,848
   Credit Suisse First Boston
      Mortgage Securities
      Series 2003-29 5A1 7.00% 12/25/33                   841,344       868,688
     oSeries 2003-AR22 2A3 4.107% 9/25/33               1,072,017     1,068,677
      Series 2004-1 3A1 7.00% 2/25/34                     394,611       406,810
  oDeutsche Mortgage Securities
      Series 2004-4 1A2 4.01% 4/25/34                     785,000       783,859
   First Horizon Alternative Mortgage Securities
      Series 2004-FA1 1A1 6.25% 10/25/34                1,483,201     1,527,983
   GSR Mortgage Home Loan Trust
      Series 2004-2F 9A1 6.00% 9/25/19                  1,282,090     1,305,533
  oJPMorgan Mortgage Trust
      Series 2004-A5 4A2 4.85% 12/25/34                   836,694       838,672
  #MASTR Reperforming Loan Trust
      Series 2005-1 1A5 144A 8.00% 8/25/35                958,904     1,036,855
   MASTR Specialized Loan Trust
      Series 2005-2 A2 5.15% 6/1/35                     1,195,000     1,194,996
   Nomura Asset Acceptance
     oSeries 2004-AP2 A2 4.099% 7/25/34                   920,000       918,446
      Series 2005-WF1 2A2 4.786% 3/25/35                1,205,000     1,209,300
   Residential Asset Mortgage Products
      Series 2004-SL1 A3 7.00% 11/25/31                   724,281       743,294
      Series 2004-SL4 A3 6.50% 7/25/32                    698,475       720,611
  oWashington Mutual
      Series 2003-AR4 A7 3.95% 5/25/33                  1,388,023     1,373,575
      Series 2005-AR3 A1 4.656% 3/25/35                 1,524,059     1,524,921
   Washington Mutual Alternative Mortgage
      Pass-Through Certificates
      Series 2005-1 5A2 6.00% 3/25/35                     537,046       548,666
      Series 2005-1 6A2 6.50% 3/25/35                     143,762       146,525
  oWells Fargo Mortgage Backed Securities Trust
      Series 2004-DD 2A3 4.54% 1/25/35                    835,000       834,119
      Series 2004-I 1A1 3.387% 7/25/34                  2,509,473     2,518,486
                                                                    -----------
TOTAL NON-AGENCY COLLATERALIZED MORTGAGE
   OBLIGATIONS (cost $25,287,260)                                    25,208,709
                                                                    -----------
U.S. TREASURY OBLIGATIONS - 15.00%
   U.S. Treasury Bond 12.00% 8/15/13                    1,930,000     2,396,971
   U.S. Treasury Inflation Index Notes
      1.625% 1/15/15                                       10,189        10,155
      2.00% 1/15/14                                       205,323       211,555
      (infinity)2.00% 7/15/14                           7,204,407     7,425,892
      3.00% 7/15/12                                     1,596,053     1,753,539
      4.25% 1/15/10                                     3,099,125     3,488,456
   U.S. Treasury Notes
      1.625% 2/28/06                                    1,445,000     1,428,349
      3.625% 4/30/07                                    3,790,000     3,789,113
      3.625% 6/15/10                                       40,000       637,400
      3.75% 3/31/07                                     4,220,000     4,227,748
      3.75% 5/15/08                                     4,040,000     4,050,104
      3.875% 5/15/10                                    5,220,000     5,251,404
      4.125% 5/15/15                                    8,230,000     8,352,809
                                                                    -----------
TOTAL U.S. TREASURY OBLIGATIONS
   (cost $43,387,122)                                                43,023,495
                                                                    -----------

STATEMENT                                  DELAWARE LIMITED-TERM GOVERNMENT FUND
   OF NET ASSETS (CONTINUED)


                                                       Principal      Market
                                                        Amount        Value

REPURCHASE AGREEMENTS - 0.58%
   With BNP Paribas 2.70% 7/1/05 (dated
      6/30/05, to be repurchased at
      $1,036,678, collateralized by $98,800
      U.S. Treasury Bills due 7/7/05, market
      value $98,744, $192,100 U.S. Treasury
      Bills due 8/18/05, market value $191,293,
      $102,200 U.S. Treasury Bills due 9/15/05,
      market value $101,526, $432,800
      U.S. Treasury Bills due 12/29/05,
      market value $425,791, $63,500 U.S.
      Treasury Notes 1.875% due 1/31/06,
      market value $63,431, $28,900 U.S.
      Treasury Notes 2.00% due 5/15/06,
      market value $28,559, $101,300 U.S.
      Treasury Notes 3.375% due 2/15/08,
      market value $101,841 and $46,200 U.S.
      Treasury Notes 3.50% due 11/15/06,
      market value $46,323)                           $ 1,036,600   $ 1,036,600
   With UBS Warburg 2.70% 7/1/05
      (dated 6/30/05, to be repurchased
      at $620,447, collateralized by
      $216,400 U.S. Treasury Bills due
      10/13/05, market value $214,453,
      $57,300 U.S. Treasury Bills due 12/22/05,
      market value $56,422 and $360,700
      U.S. Treasury Notes 2.00% due 8/31/05,
      market value $362,361)                              620,400       620,400
                                                                   ------------
TOTAL REPURCHASE AGREEMENTS
   (cost $1,657,000)                                                  1,657,000
                                                                   ------------

TOTAL MARKET VALUE OF SECURITIES - 100.72%
   (cost $288,360,400)                                              288,827,869
LIABILITIES NET OF RECEIVABLES AND
   OTHER ASSETS - (0.72%)                                            (2,073,995)
                                                                   ------------
NET ASSETS APPLICABLE TO 34,022,649
   SHARES OUTSTANDING - 100.00%                                    $286,753,874
                                                                   ============

Net Asset Value - Delaware Limited-Term Government Fund
   Class A ($197,622,962 / 23,446,940 Shares)                             $8.43
                                                                          -----
Net Asset Value - Delaware Limited-Term Government Fund
   Class B ($24,618,536 / 2,921,119 Shares)                               $8.43
                                                                          -----
Net Asset Value - Delaware Limited-Term Government Fund
   Class C ($39,748,939 / 4,716,616 Shares)                               $8.43
                                                                          -----
Net Asset Value - Delaware Limited-Term Government Fund
   Class R ($1,784,618 / 211,662 Shares)                                  $8.43
                                                                          -----
Net Asset Value - Delaware Limited-Term Government Fund
   Institutional Class ($22,978,819 / 2,726,312 Shares)                   $8.43
                                                                          -----

COMPONENTS OF NET ASSETS AT JUNE 30, 2005:
Shares of beneficial interest
   (unlimited authorization - no par)                              $315,567,650
Undistributed net investment income                                      41,250
Accumulated net realized loss on investments                        (29,183,750)
Net unrealized appreciation of investments                              328,724
                                                                   ------------
Total net assets                                                   $286,753,874
                                                                   ============

^Zero coupon security. The interest rate shown is the yield at the time of purchase.

#Security exempt from registration under Rule 144A of the Securities Act of 1933. See Note 10 in "Notes to Financial Statements."

oVariable rate notes. The interest rate shown is the rate as of June 30, 2005.

(infinity)Fully or partially pledged as collateral for financial futures contracts.

SUMMARY OF ABBREVIATIONS:
ARM - Adjustable Rate Mortgage
FHAVA - Federal Housing Administration & Veterans Administration
FSA - Insured by Financial Security Assurance
GNMA - Government National Mortgage Association
GPM - Graduate Payment Mortgage
PRN - Principal Only Strip
S.F. - Single Family
SLMA - Student Loan Marketing Association
TBA - To Be Announced
yr - year

NET ASSET VALUE AND OFFERING PRICE PER SHARE -
   DELAWARE LIMITED-TERM GOVERNMENT FUND
Net asset value Class A (A)                                               $8.43
Sales charge (2.75% of offering price) (B)                                 0.24
                                                                          -----
Offering price                                                            $8.67
                                                                          -----

(A) Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B) See the current prospectus for purchases of $100,000 or more.


The following futures contracts were outstanding at June 30, 2005:

FUTURES CONTRACTS(1)

Contracts                 Notional       Notional     Expiration    Unrealized
to Sell                     Cost          Value          Date      Depreciation
----------------------  ------------   ------------   ----------   ------------
(13) U.S. Treasury
   5 year notes         $ (1,460,384)  $ (1,475,094)     9/30/05     $  (14,710)
(241) U.S. Treasury
   10 year notes         (26,118,606)   (26,242,641)     9/30/05       (124,035)
                                                                     ----------
                                                                     $ (138,745)
                                                                     ==========

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Fund's (as defined below) total exposure in such contracts, whereas only the net unrealized depreciation is reflected in the Fund's net assets.

(1) See Note 7 in "Notes to Financial Statements."

See accompanying notes

STATEMENT                             DELAWARE LIMITED-TERM GOVERNMENT FUND
   OF OPERATIONS                      Six Months Ended June 30, 2005 (Unaudited)


INVESTMENT INCOME:
  Interest                                                           $6,080,783
                                                                     ----------

EXPENSES:
  Management fees                                           737,087
  Distribution expenses - Class A                           297,916
  Distribution expenses - Class B                           129,315
  Distribution expenses - Class C                           225,400
  Distribution expenses - Class R                             5,642
  Dividend disbursing and transfer agent fees
    and expenses                                            252,279
  Reports and statements to shareholders                     71,998
  Accounting and administration expenses                     47,610
  Registration fees                                          45,460
  Insurance fees                                             26,562
  Legal and professional fees                                18,711
  Trustees' fees                                              7,334
  Pricing fees                                                6,021
  Custodian fees                                              4,603
  Taxes (other than taxes on income)                            435
  Other                                                       8,661   1,885,034
                                                                     ----------
  Less expenses absorbed or waived                                     (234,371)
  Less waiver of distribution expenses -- Class A                      (148,958)
  Less expense paid indirectly                                           (4,603)
                                                                     ----------
  Total expenses                                                      1,497,102
                                                                     ----------
NET INVESTMENT INCOME                                                 4,583,681
                                                                     ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on:
    Investments                                                         602,711
    Futures contracts                                                  (164,335)
    Swap agreements                                                     104,671
                                                                     ----------
  Net realized gain                                                     543,047
  Net change in unrealized appreciation/depreciation
    of investments                                                   (1,290,052)
                                                                     ----------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS                        (747,005)
                                                                     ----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $3,836,676
                                                                     ----------

See accompanying notes

STATEMENTS                                 DELAWARE LIMITED-TERM GOVERNMENT FUND
   OF CHANGES IN NET ASSETS

                                                                     Six Months      Year
                                                                       Ended        Ended
                                                                      6/30/05      12/31/04
                                                                    (Unaudited)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment income                                           $  4,583,681  $  9,074,325
   Net realized gain (loss) on investments                              543,047      (321,681)
   Net change in unrealized appreciation/depreciation
      of investments                                                 (1,290,052)   (1,875,293)
                                                                   ------------  ------------
   Net increase in net assets resulting from operations               3,836,676     6,877,351
                                                                   ------------  ------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Class A                                                        (4,076,492)   (8,983,172)
      Class B                                                          (420,105)     (985,589)
      Class C                                                          (730,023)   (1,847,269)
      Class R                                                           (34,333)      (61,707)
      Institutional Class                                              (502,586)     (875,872)
                                                                   ------------  ------------
                                                                     (5,763,539)  (12,753,609)
                                                                   ------------  ------------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold:
      Class A                                                        17,015,317    41,878,039
      Class B                                                         1,956,491     4,214,315
      Class C                                                         1,882,994     9,856,959
      Class R                                                           254,948       636,522
      Institutional Class                                             5,465,113    12,934,332

   Net asset value of shares issued upon reinvestment
      of dividends and distributions:
      Class A                                                         3,161,298     6,992,277
      Class B                                                           318,153       754,179
      Class C                                                           531,628     1,363,602
      Class R                                                            34,461        61,306
      Institutional Class                                               491,926       867,592
                                                                   ------------  ------------
                                                                     31,112,329    79,559,123
                                                                   ------------  ------------
   Cost of shares repurchased:
      Class A                                                       (25,327,308)  (90,781,272)
      Class B                                                        (5,042,006)  (14,660,215)
      Class C                                                       (12,062,983)  (32,501,936)
      Class R                                                          (398,366)     (261,687)
      Institutional Class                                            (4,559,241)   (8,349,764)
                                                                   ------------  ------------
                                                                    (47,389,904) (146,554,874)
                                                                   ------------  ------------
Decrease in net assets derived from capital share transactions      (16,277,575)  (66,995,751)
                                                                   ------------  ------------
NET DECREASE IN NET ASSETS                                          (18,204,438)  (72,872,009)

NET ASSETS:
Beginning of period                                                 304,958,312   377,830,321
                                                                   ------------  ------------
End of period (including undistributed net investment income
   of $41,250 and $--, respectively)                               $286,753,874  $304,958,312
                                                                   ============  ============

See accompanying notes

FINANCIAL
   HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                          Delaware Limited-Term Government Fund Class A
------------------------------------------------------------------------------------------------------------------------------------
                                                            Six Months                              Year
                                                              Ended                                Ended
                                                            6/30/05(2)   12/31/04     12/31/03    12/31/02   12/31/01(1)   12/31/00
                                                           (Unaudited)

NET ASSET VALUE, BEGINNING OF PERIOD                           $8.480      $8.620       $8.770      $8.600       $8.430      $8.270

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                           0.138       0.244        0.222       0.349        0.423       0.522
Net realized and unrealized gain (loss) on investments         (0.016)     (0.048)      (0.039)      0.255        0.238       0.161
                                                               ------      ------       ------      ------       ------      ------
Total from investment operations                                0.122       0.196        0.183       0.604        0.661       0.683
                                                               ------      ------       ------      ------       ------      ------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.172)     (0.336)      (0.315)     (0.434)      (0.491)     (0.523)
Return of capital                                                  --          --       (0.018)         --           --          --
                                                               ------      ------       ------      ------       ------      ------
Total dividends and distributions                              (0.172)     (0.336)      (0.333)     (0.434)      (0.491)     (0.523)
                                                               ------      ------       ------      ------       ------      ------

NET ASSET VALUE, END OF PERIOD                                 $8.430      $8.480       $8.620      $8.770       $8.600      $8.430
                                                               ======      ======       ======      ======       ======      ======

TOTAL RETURN(3)                                                 1.46%       2.31%        2.12%       7.08%        8.16%       8.59%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                      $197,623    $204,053     $249,845    $250,729     $208,152    $208,565
Ratio of expenses to average net assets                         0.82%       0.75%        0.75%       0.75%        0.89%       1.13%
Ratio of expenses to average net assets
  prior to expense limitation and expenses paid indirectly      1.16%       1.13%        1.14%       1.05%        1.08%       1.13%
Ratio of net investment income to average net assets            3.30%       2.85%        2.57%       3.99%        4.92%       6.36%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses paid indirectly      2.96%       2.47%        2.18%       3.69%        4.73%       6.36%
Portfolio turnover                                               283%        313%         483%        313%         386%        273%

(1) As required, effective January 1, 2001, the Fund adopted the provision of the AICPA Audit and Accounting Guide for Investment Companies that requires amortization of all premiums and discounts on debt securities and the recording of paydown gains and losses on mortgage- and asset-backed securities as an adjustment to interest income. The effect of these changes for the year ended December 31, 2001 was a decrease in net investment income per share of $0.068, an increase in net realized and unrealized gain (loss) per share of $0.068, and a decrease in the ratio of net investment income of 0.80%. Per share data and ratios for periods prior to January 1, 2001 have not been restated to reflect these changes in accounting.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividend and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

FINANCIAL
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                          Delaware Limited-Term Government Fund Class B
------------------------------------------------------------------------------------------------------------------------------------
                                                            Six Months                              Year
                                                              Ended                                Ended
                                                            6/30/05(2)   12/31/04     12/31/03    12/31/02   12/31/01(1)   12/31/00
                                                           (Unaudited)

NET ASSET VALUE, BEGINNING OF PERIOD                           $8.480      $8.620       $8.770      $8.600       $8.430      $8.270

Income (loss) from investment operations:
Net investment income                                           0.103       0.170        0.152       0.274        0.348       0.453
Net realized and unrealized gain (loss) on investments         (0.016)     (0.047)      (0.044)      0.255        0.238       0.160
                                                               ------      ------       ------      ------       ------      ------
Total from investment operations                                0.087       0.123        0.108       0.529        0.586       0.613
                                                               ------      ------       ------      ------       ------      ------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.137)     (0.263)      (0.244)     (0.359)      (0.416)     (0.453)
Return of capital                                                  --          --       (0.014)         --           --          --
                                                               ------      ------       ------      ------       ------      ------
Total dividends and distributions                              (0.137)     (0.263)      (0.258)     (0.359)      (0.416)     (0.453)
                                                               ------      ------       ------      ------       ------      ------

NET ASSET VALUE, END OF PERIOD                                 $8.430      $8.480       $8.620      $8.770       $8.600      $8.430
                                                               ======      ======       ======      ======       ======      ======

TOTAL RETURN(3)                                                 1.03%       1.44%        1.25%       6.17%        7.22%       7.68%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                       $24,618     $27,559      $37,774     $50,326      $21,743      $8,600
Ratio of expenses to average net assets                         1.67%       1.60%        1.60%       1.60%        1.74%       1.98%
Ratio of expenses to average net assets
  prior to expense limitation and expenses paid indirectly      1.86%       1.83%        1.86%       1.90%        1.93%       1.98%
Ratio of net investment income to average net assets            2.45%       2.00%        1.72%       3.14%        4.07%       5.51%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses paid indirectly      2.26%       1.77%        1.46%       2.84%        3.88%       5.51%
Portfolio turnover                                               283%        313%         483%        313%         386%        273%

(1) As required, effective January 1, 2001, the Fund adopted the provision of the AICPA Audit and Accounting Guide for Investment Companies that requires amortization of all premiums and discounts on debt securities and the recording of paydown gains and losses on mortgage- and asset-backed securities as an adjustment to interest income. The effect of these changes for the year ended December 31, 2001 was a decrease in net investment income per share of $0.068, an increase in net realized and unrealized gain (loss) per share of $0.068, and a decrease in the ratio of net investment income of 0.80%. Per share data and ratios for periods prior to January 1, 2001 have not been restated to reflect these changes in accounting.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividend and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

FINANCIAL
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                          Delaware Limited-Term Government Fund Class C
------------------------------------------------------------------------------------------------------------------------------------
                                                            Six Months                               Year
                                                              Ended                                 Ended
                                                            6/30/05(2)   12/31/04     12/31/03    12/31/02   12/31/01(1)   12/31/00
                                                           (Unaudited)

Net asset value, beginning of period                           $8.480      $8.620       $8.770      $8.600       $8.430      $8.270

Income (loss) from investment operations:
Net investment income                                           0.103       0.170        0.152       0.274        0.347       0.453
Net realized and unrealized gain (loss) on investments         (0.016)     (0.047)      (0.044)      0.255        0.238       0.160
                                                               ------      ------       ------      ------       ------      ------
Total from investment operations                                0.087       0.123        0.108       0.529        0.585       0.613
                                                               ------      ------       ------      ------       ------      ------

Less dividends and distributions from:
Net investment income                                          (0.137)     (0.263)      (0.244)     (0.359)      (0.415)     (0.453)
Return of capital                                                  --          --       (0.014)         --           --          --
                                                               ------      ------       ------      ------       ------      ------
Total dividends and distributions                              (0.137)     (0.263)      (0.258)     (0.359)      (0.415)     (0.453)
                                                               ------      ------       ------      ------       ------      ------

Net asset value, end of period                                 $8.430      $8.480       $8.620      $8.770       $8.600      $8.430
                                                               ======      ======       ======      ======       ======      ======

Total return(3)                                                 1.03%       1.44%        1.25%       6.16%        7.20%       7.68%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                       $39,749     $49,709      $72,045     $71,189      $21,386      $4,506
Ratio of expenses to average net assets                         1.67%       1.60%        1.60%       1.60%        1.74%       1.98%
Ratio of expenses to average net assets
  prior to expense limitation and expenses paid indirectly      1.86%       1.83%        1.86%       1.90%        1.93%       1.98%
Ratio of net investment income to average net assets            2.45%       2.00%        1.72%       3.14%        4.07%       5.51%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses paid indirectly      2.26%       1.77%        1.46%       2.84%        3.88%       5.51%
Portfolio turnover                                               283%        313%         483%        313%         386%        273%

(1) As required, effective January 1, 2001, the Fund adopted the provision of the AICPA Audit and Accounting Guide for Investment Companies that requires amortization of all premiums and discounts on debt securities and the recording of paydown gains and losses on mortgage- and asset-backed securities as an adjustment to interest income. The effect of these changes for the year ended December 31, 2001 was a decrease in net investment income per share of $0.068, an increase in net realized and unrealized gain (loss) per share of $0.068, and a decrease in the ratio of net investment income of 0.80%. Per share data and ratios for periods prior to January 1, 2001 have not been restated to reflect these changes in accounting.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividend and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

FINANCIAL
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                          Delaware Limited-Term Government Fund Class R
------------------------------------------------------------------------------------------------------------------------------------
                                                                        Six Months       Year     6/2/03(1)
                                                                          Ended         Ended        to
                                                                        6/30/05(2)    12/31/04    12/31/03
                                                                       (Unaudited)

NET ASSET VALUE, BEGINNING OF PERIOD                                       $8.490       $8.630      $8.800

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                                       0.119        0.205       0.074
Net realized and unrealized gain (loss) on investments                     (0.026)      (0.048)     (0.063)
                                                                           ------       ------      ------
Total from investment operations                                            0.093        0.157       0.011
                                                                           ------       ------      ------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                                      (0.153)      (0.297)     (0.165)
Return of capital                                                              --           --      (0.016)
                                                                           ------       ------      ------
Total dividends and distributions                                          (0.153)      (0.297)     (0.181)
                                                                           ------       ------      ------

NET ASSET VALUE, END OF PERIOD                                             $8.430       $8.490      $8.630
                                                                           ======       ======      ======

TOTAL RETURN(3)                                                             1.23%        1.73%       0.14%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                                    $1,785       $1,905      $1,499
Ratio of expenses to average net assets                                     1.27%        1.20%       1.20%
Ratio of expenses to average net assets
  prior to expense limitation and expenses paid indirectly                  1.46%        1.43%       1.38%
Ratio of net investment income to average net assets                        2.85%        2.40%       1.86%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses paid indirectly                  2.66%        2.17%       1.68%
Portfolio turnover                                                           283%         313%        483%

(1) Date of commencement of operations. Ratios have been annualized and total return has not been annualized.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividend and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

FINANCIAL
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                    Delaware Limited-Term Government Fund Institutional Class
------------------------------------------------------------------------------------------------------------------------------------
                                                            Six Months                              Year
                                                              Ended                                Ended
                                                            6/30/05(2)   12/31/04     12/31/03    12/31/02   12/31/01(1)   12/31/00
                                                           (Unaudited)

NET ASSET VALUE, BEGINNING OF PERIOD                           $8.480      $8.620       $8.770      $8.600       $8.430      $8.270

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                           0.144       0.256        0.234       0.364        0.437       0.534
Net realized and unrealized gain (loss) on investments         (0.016)     (0.047)      (0.038)      0.255        0.238       0.161
                                                               ------      ------       ------      ------       ------      ------
Total from investment operations                                0.128       0.209        0.196       0.619        0.675       0.695
                                                               ------      ------       ------      ------       ------      ------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.178)     (0.349)      (0.328)     (0.449)      (0.505)     (0.535)
Return of capital                                                  --          --       (0.018)         --           --          --
                                                               ------      ------       ------      ------       ------      ------
Total dividends and distributions                              (0.178)     (0.349)      (0.346)     (0.449)      (0.505)     (0.535)
                                                               ------      ------       ------      ------       ------      ------

NET ASSET VALUE, END OF PERIOD                                 $8.430      $8.480       $8.620      $8.770       $8.600      $8.430
                                                               ======      ======       ======      ======       ======      ======

TOTAL RETURN3                                                   1.53%       2.46%        2.27%       7.27%        8.34%       8.75%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                       $22,979     $21,732      $16,667     $13,289       $7,116      $4,514
Ratio of expenses to average net assets                         0.67%       0.60%        0.60%       0.60%        0.74%       0.98%
Ratio of expenses to average net assets
  prior to expense limitation and expenses paid indirectly      0.86%       0.83%        0.86%       0.90%        0.93%       0.98%
Ratio of net investment income to average net assets            3.45%       3.00%        2.72%       4.14%        5.07%       6.51%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses paid indirectly      3.26%       2.77%        2.46%       3.84%        4.88%       6.51%
Portfolio turnover                                               283%        313%         483%        313%         386%        273%

(1) As required, effective January 1, 2001, the Fund adopted the provision of the AICPA Audit and Accounting Guide for Investment Companies that requires amortization of all premiums and discounts on debt securities and the recording of paydown gains and losses on mortgage- and asset-backed securities as an adjustment to interest income. The effect of these changes for the year ended December 31, 2001 was a decrease in net investment income per share of $0.068, an increase in net realized and unrealized gain (loss) per share of $0.068, and a decrease in the ratio of net investment income of 0.80%. Per share data and ratios for periods prior to January 1, 2001 have not been restated to reflect these changes in accounting.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividend and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

NOTES                                      DELAWARE LIMITED-TERM GOVERNMENT FUND
   TO FINANCIAL STATEMENTS                 June 30, 2005 (Unaudited)


Delaware Group Limited-Term Government Funds (the "Trust") is organized as a Delaware statutory trust and offers one fund: Delaware Limited-Term Government Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 2.75%. Class B shares are sold with a contingent deferred sales charge that declines from 2% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately 5 years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed, during the first 12 months. Class R and Institutional shares are not subject to a sales charge and are offered for sales exclusively to a limited group of investors.

The investment objective of the Fund is to seek a high stable level of current income, while attempting to minimize fluctuations in principal and provide maximum liquidity.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation - Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Fund intends to continue to qualify for federal tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting - Investment income, common expenses are allocated to the various classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gains (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - The Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Premiums and discounts are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset- backed securities are classified as interest income. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

The Fund may receive earnings credits
from its custodian when positive cash balances are maintained, which are used to offset custody fees. The earnings credits for the six months ended June 30, 2005 were approximately $4,603. The expense paid under the above arrangement is included in custodian fees on the Statement of Operations with the corresponding expense offset shown as "expense paid indirectly."

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.50% on the first $500 million of average daily net assets of the Fund, 0.475% on the next $500 million, 0.45% on the next $1.5 billion, and 0.425% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 0.65% of average daily net assets of the Fund through April 30, 2006.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Fund pays DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services. As of June 1, 2005, the Fund will pay DSC a monthly fee computed at an annual rate of 0.04% of the Fund's average net assets without an annual minimum.

Pursuant to a distribution agreement and distribution plan, the Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net asset of Class R shares. DDLP has contracted to waive distribution and service fees through April 30, 2006 in order to prevent distribution and service fees of Class A shares from exceeding 0.15% of average daily net assets. Effective August 1, 2005, DDLP has contracted to limit distribution and service fees through April 30, 2006 for Class R to no more than 0.50% of average daily net assets. Institutional Class shares paid no distribution and service expenses.

At June 30, 2005, the Fund had liabilities payable to affiliates as follows:

  Investment management fee payable to DMC                             $131,896
  Dividend disbursing, transfer agent,
    accounting and administration fees
    and other expenses payable to DSC                                    61,058
  Other expenses payable to DMC and affiliates*                          91,683

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees' fees.

NOTES                                      DELAWARE LIMITED-TERM GOVERNMENT FUND
   TO FINANCIAL STATEMENTS (CONTINUED)


2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)
As provided in the investment management agreement, the Fund bears the cost of certain legal services expenses, including internal legal services, provided to the Fund by DMC employees. For the six months ended June 30, 2005, the Fund was charged $3,979 for internal legal services provided by DMC.

For the six months ended June 30, 2005, DDLP earned $7,792 for commissions on sales of the Fund's Class A shares.

Certain officers of DMC, DSC and DDLP are officers, and/or trustees of the Fund. These officers and trustees are paid no compensation by the Fund.

3. INVESTMENTS
For the six months ended June 30, 2005, the Fund made purchases of $185,169,671 and sales of $200,455,210 of investment securities other than long-term U.S. government securities and short-term investments. For the six months ended June 30, 2005, the Fund made purchases of $229,413,728 and sales of $228,100,425 of long-term U.S. government securities.

At June 30, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2005, the cost of investments was $289,366,211. At June 30, 2005, the net unrealized depreciation was $538,342 of which $1,620,092 related to unrealized appreciation of investments and $2,158,434 related to unrealized depreciation of investments.

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, gains (losses) on net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended June 30, 2005 and the year ended December 31, 2004 was as follows:

                                                      Six Months          Year
                                                        Ended            Ended
                                                       6/30/05*        12/31/04
                                                      ----------       --------
  Ordinary income                                     $5,763,539    $12,753,609

*Tax information for the six months ended June 30, 2005 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2005, the estimated components of net assets on a tax basis were as follows:

  Shares of beneficial interest                                    $315,567,650
  Undistributed net investment income                                    41,250
  Capital loss carryforwards                                        (28,316,684)
  Unrealized depreciation of investments                               (538,342)
                                                                   ------------
  Net assets                                                       $286,753,874
                                                                   ============

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. For the six months ended June 30, 2005, the Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end. Reclassifications are primarily due to tax treatment of market discounts and premiums on certain debt instruments and paydown gain (loss) on mortgage- and asset-backed securities. Results of operations and net assets were not affected by these reclassifications.

  Undistributed net investment income                                $1,221,108
  Accumulated realized gain (loss)                                   (1,221,108)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2004 will expire as follows: $9,442,127 expires in 2005, $5,505,504 expires in 2007, $5,888,621 expires in 2008 and $6,133,212 expires in 2012.

For the six months ended June 30, 2005, the Fund had capital losses of $1,347,220, which may be added to the capital loss carryforwards.

5. CAPITAL SHARES
Transactions in capital shares were as follows:

                                                         Six Months      Year
                                                           Ended        Ended
                                                          6/30/05      12/31/04
Shares sold:
  Class A                                               2,017,410     4,891,801
  Class B                                                 232,433       492,221
  Class C                                                 223,016     1,147,265
  Class R                                                  30,224        74,227
  Institutional Class                                     646,659     1,506,249

Shares issued upon reinvestment of dividends and distributions:
  Class A                                                 374,910       816,795
  Class B                                                  37,731        88,105
  Class C                                                  63,045       159,254
  Class R                                                   4,085         7,167
  Institutional Class                                      58,345       101,468
                                                       ----------   -----------
                                                        3,687,858     9,284,552
                                                       ----------   -----------

Shares repurchased:
  Class A                                              (3,001,376)  (10,623,056)
  Class B                                                (598,160)   (1,711,432)
  Class C                                              (1,430,170)   (3,799,848)
  Class R                                                 (47,212)      (30,591)
  Institutional Class                                    (540,618)     (978,462)
                                                       ----------   -----------
                                                       (5,617,536)  (17,143,389)
                                                       ----------   -----------
  Net decrease                                         (1,929,678)   (7,858,837)
                                                       ==========   ===========

For the six months ended June 30, 2005 and the year ended December 31, 2004, 44,125 Class B shares were converted to 44,125 Class A shares valued at $370,843 and 162,083 Class B shares were converted to 162,083 Class A shares valued at $1,390,225, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the Statements of Changes in Net Assets.

NOTES                                      DELAWARE LIMITED-TERM GOVERNMENT FUND
   TO FINANCIAL STATEMENTS (CONTINUED)


6. LINE OF CREDIT
The Fund, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $183,100,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amount outstanding as of June 30, 2005, or at any time during the six months ended June 30, 2005.

7. FUTURES CONTRACTS
The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. (In some cases, due to the form of the futures agreement, initial margin is held in a segregated account with the Fund's custodian, rather than directly with the broker). Subsequent payments are received from the broker or paid to the broker (or added to the segregated account) each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

8. OPTIONS WRITTEN
The Fund may enter into options contracts in accordance with its investment objectives. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Series has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund had no options contract outstanding at June 30, 2005 or at any time during the six months ended June 30, 2005.

9. SWAP AGREEMENTS
During the six months ended June 30, 2005, the Fund entered into total return swap agreements in accordance with its investment objectives. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Total return swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap agreements outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap agreement.

The Fund had no total return swap agreement outstanding at June 30, 2005.

10. CREDIT AND MARKET RISK
The Fund invests in fixed-income securities whose value is derived from an underlying pool of mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Fund's yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories. The Fund invests in private-backed CMOs only if they are 100% collateralized at the time of issuance by securities or certificates issued or guaranteed by the U.S. government, its agencies or instrumentalities.

The Fund may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. At June 30, 2005, Rule 144A securities represented approximately 3.55% of total net assets. None of these securities has been determined to be illiquid under the Fund's Liquidity Procedures. While maintaining oversight, the Board of Trustees has delegated to the investment adviser the day-to-day functions of determining whether individual Rule 144A securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Illiquid securities, if any, have been denoted on the Statement of Net Assets.

11. CONTRACTUAL OBLIGATIONS
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

OTHER                                      DELAWARE LIMITED-TERM GOVERNMENT FUND
   FUND INFORMATION


PROXY RESULTS (Unaudited)
The shareholders of Delaware Group Limited-Term Government Funds (the "Trust") approved the following proposals at the special meeting of shareholders on March 23, 2005 or as adjourned. The description of each proposal and number of shares voted are as follows:

1. To elect a Board of Trustees for the Trust (shareholders of all series of the Trust voting together).

                                                                 Shares Voted
                                    Shares Voted For          Withhold Authority
                                    ----------------          ------------------
Thomas L. Bennett                      22,633,717                  395,673
Jude T. Driscoll                        2,630,124                  399,266
John A. Fry                            22,634,769                  394,620
Anthony D. Knerr                       22,632,530                  396,859
Lucinda S. Landreth                    22,641,216                  388,173
Ann R. Leven                           22,620,212                  409,177
Thomas F. Madison                      22,626,369                  403,020
Janet L. Yeomans                       22,644,584                  384,806
J. Richard Zecher                      22,623,830                  405,559

2. To approve the use of a "manager of managers" structure whereby the investment manager of the Fund will be able to hire and replace subadvisers without shareholder approval.

                                                 For           Against        Abstain   Broker Non-Votes
                                                 ---           -------        -------   ----------------
Delaware Limited-Term Government Fund         18,076,231       864,960        691,209      3,396,990

BOARD CONSIDERATION OF DELAWARE LIMITED-TERM GOVERNMENT FUND INVESTMENT
ADVISORY AGREEMENT
At a meeting held on May 18-19, 2005 (the "Annual Meeting"), the Board of Trustees, including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for the Delaware Limited Term Government Fund (the "Fund"). In making its decision, the Board considered information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the Annual Meeting. Information furnished and discussed throughout the year included reports detailing Fund performance, investment strategies, expenses, compliance matters and other services provided by Delaware Management Company ("DMC"), the investment adviser. Information furnished specifically in connection with the Annual Meeting included materials provided by DMC and its affiliates ("Delaware Investments") concerning, among other things, the level of services provided to the Fund, the costs of such services to the Fund, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, the Board separately received and reviewed independent historical and comparative reports prepared by Lipper Inc. ("Lipper"), an independent statistical compilation organization. The Lipper reports compared the Fund's investment performance and expenses with those of other comparable mutual funds. The Board also requested and received certain supplemental information regarding management's policy with respect to advisory fee levels and its philosophy with respect to breakpoints; the structure of portfolio manager compensation; the investment manager's profitability organized by client type, including the Fund; and any constraints or limitations on the availability of securities in certain investment styles which might inhibit the adviser's ability to fully invest in accordance with the Fund's policies.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel and representatives from Lipper. At the meeting with representatives from Lipper, Jude Driscoll, Chairman of the Delaware Investments Family of Funds, and Chairman and Chief Executive Officer of the investment adviser, was present to respond to questions raised by Lipper and the independent Trustees. While the Board considered the Investment Advisory Agreements for all of the funds in the Delaware Investments Family of Funds at the same Board meeting, information was provided and considered by the Board for each fund individually. In approving the continuance of the Investment Advisory Agreement for the Fund, the Board, including a majority of independent Trustees, determined that the existing advisory fee structure was fair and reasonable and that the continuance of the Investment Advisory Agreement was in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's deliberations and determination, including those relating to the selection of the investment adviser and the approval of the advisory fee.

OTHER                                      DELAWARE LIMITED-TERM GOVERNMENT FUND
   FUND INFORMATION (CONTINUED)


NATURE, EXTENT AND QUALITY OF SERVICE. Consideration was given to the services provided by Delaware Investments to the Fund and its shareholders. In reviewing the nature, extent and quality of services, the Board emphasized reports furnished to it throughout the year at regular Board meetings covering matters such as the compliance of portfolio managers with the investment policies, strategies and restrictions for the Fund, the compliance of management personnel with the Code of Ethics adopted throughout the Delaware Investments Family of Funds complex, the adherence to fair value pricing procedures as established by the Board, and the accuracy of net asset value calculations. The Board noted that it was pleased with the current staffing of the Fund's investment advisor during the past year, the emphasis on research and the compensation system for advisory personnel. Favorable consideration was given to DMC's efforts to maintain, and in some instances increase, financial and human resources committed to fund matters. Other factors taken into account by the Board were Delaware Investments' preparedness for, and response to, legal and regulatory matters. The Board also considered the transfer agent and shareholder services provided to Fund shareholders by Delaware Investments' affiliate, Delaware Service Company, Inc., noting the receipt by such affiliate of the DALBAR Pyramid Award in four of the last six years and the continuing expenditures by Delaware Investments to increase and improve the scope of shareholder services. Additionally, the Board noted the extent of benefits provided to Fund shareholders for being part of the Delaware Investments Family of Funds, including the privilege to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the privilege to combine holdings in other funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

INVESTMENT PERFORMANCE. The Board considered the investment performance of DMC and the Fund. The Board was pleased by DMC's investment performance, noting Barron's ranking of the Delaware Investments Family of Funds in the top quartile of mutual fund families for 2002 - 2004. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings throughout the year, particular attention in assessing performance was given to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Lipper (the "Performance Universe"). A fund with the highest performance is ranked first, and a fund with the lowest is ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25% - the second quartile; the next 25% - the third quartile; and the lowest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past one, three, five and 10 year periods ended February 28, 2005. The Board noted its objective that the Fund's performance be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Fund and the Board's view of such performance.

The Performance Universe for this Fund consisted of the Fund and all retail and institutional short-intermediate U.S. government funds as selected by Lipper. The Lipper report comparison showed that the Fund's total return for the one year period was in the first quartile of such Performance Universe. The report further showed that the Fund's total return for the three and five year periods was in the second quartile and the Fund's total return for the 10 year period was in the third quartile. The Board was satisfied with such performance.

COMPARATIVE EXPENSES. The Board considered expense comparison data for the Delaware Investments Family of Funds, Delaware Investments' institutional separate account business and other lines of business at Delaware Investments. The Board stated its belief that, given the differing level of service provided to Delaware Investments' various clients and other factors that related to the establishment of fee levels, variations in the levels of fees and expenses were justified. The Board placed significant emphasis on the comparative analysis of the management fees and total expense ratios of the Fund compared with those of a group of similar funds as selected by Lipper (the "Expense Group") and among the other Delaware Investments funds. In reviewing comparative costs, the Fund's contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) of other funds within the Expense Group, taking into effect any applicable breakpoints and fee waivers. The Fund's total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Class A shares and compared total expenses including 12b-1 and non-12b-1 service fees. The Board noted its objective to limit the Fund's total expense ratio to an acceptable range as compared to the median of the Expense Group. The following paragraph summarizes the expense results for the Fund and the Board's view of such expenses.

Such expense comparisons for the Fund showed that its management fee and total expenses were in the quartile with the lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to its Expense Group as shown in the Lipper report.

OTHER                                      DELAWARE LIMITED-TERM GOVERNMENT FUND
   FUND INFORMATION (CONTINUED)


MANAGEMENT PROFITABILITY. The Board considered the level of profits, if any, realized by Delaware Investments in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments' business in providing management and other services to each of the individual funds and the Delaware Investments Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflected operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments' expenditures to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from the Sarbanes-Oxley Act and recent SEC initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds, the benefits from allocation of fund brokerage to improve trading efficiencies and the use of "soft" commission dollars to pay for proprietary and non-proprietary research. At the Board's request, management also provided information relating to Delaware Investments' profitability by client type. The information provided set forth the revenue, expenses and pre-tax income/loss attributable to the Delaware Investments Family of Funds, Delaware Investments' separate account business and other lines of business at Delaware Investments. Emphasis was given to the level and type of service provided to the various clients. The Board was satisfied with the level of profits realized by Delaware Investments from its relationships with the Fund and the Delaware Investments Family of Funds.

ECONOMIES OF SCALE. The Trustees considered whether economies of scale are realized by Delaware Investments as the Fund's assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees took into account the standardized advisory fee pricing and structure approved by the Board and shareholders as part of a complex-wide shareholder meeting conducted in 1998/1999. At that time, Delaware Investments introduced breakpoints to account for management economies of scale. The Board noted that the fee under the Fund's management contract fell within the standard structure. Although the Fund has not reached a size at which it can take advantage of breakpoints, the Board recognized that the fee was structured so that when the Fund grows, economies of scale may be shared.

Delaware
Investments(R)
-----------------------------------
A member of Lincoln Financial Group

This semiannual report is for the information of Delaware Limited-Term Government Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Limited-Term Government Fund and the Delaware Investments Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

BOARD OF TRUSTEES                          AFFILIATED OFFICERS                       CONTACT INFORMATION

JUDE T. DRISCOLL                           MICHAEL P. BISHOF                         INVESTMENT MANAGER
Chairman                                   Senior Vice President and                 Delaware Management Company,
Delaware Investments Family of Funds       Chief Financial Officer                   a Series of Delaware Management Business Trust
Philadelphia, PA                           Delaware Investments Family of Funds      Philadelphia, PA
                                           Philadelphia, PA
THOMAS L. BENNETT                                                                    NATIONAL DISTRIBUTOR
Private Investor                           RICHELLE S. MAESTRO                       Delaware Distributors, L.P.
Rosemont, PA                               Executive Vice President,                 Philadelphia, PA
                                           Chief Legal Officer and Secretary
JOHN A. FRY                                Delaware Investments Family of Funds      SHAREHOLDER SERVICING, DIVIDEND
President                                  Philadelphia, PA                          DISBURSING AND TRANSFER AGENT
Franklin & Marshall College                                                          Delaware Service Company, Inc.
Lancaster, PA                              JOHN J. O'CONNOR                          2005 Market Street
                                           Senior Vice President and Treasurer       Philadelphia, PA 19103-7094
ANTHONY D. KNERR                           Delaware Investments Family of Funds
Managing Director                          Philadelphia, PA                          FOR SHAREHOLDERS
Anthony Knerr & Associates                                                           800 523-1918
New York, NY
                                                                                     FOR SECURITIES DEALERS AND FINANCIAL
LUCINDA S. LANDRETH                                                                  INSTITUTIONS REPRESENTATIVES ONLY
Former Chief Investment Officer                                                      800 362-7500
Assurant, Inc.
Philadelphia, PA                                                                     WEB SITE
                                                                                     www.delawareinvestments.com
ANN R. LEVEN
Former Treasurer/Chief Fiscal Officer
National Gallery of Art
Washington, DC

THOMAS F. MADISON
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

JANET L. YEOMANS
Vice President/Mergers & Acquisitions
3M Corporation
St. Paul, MN

J. RICHARD ZECHER
Founder
Investor Analytics
Scottsdale, AZ

Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries.

--------------------------------------------------------------------------------
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; (ii) on the Fund's Web site at http://www.delawareinvestments.com; and (iii) on the Commission's Web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund's Web site at http://www.delawareinvestments.com; and (ii) on the Commission's Web site at http://www.sec.gov.
--------------------------------------------------------------------------------

(9584)                                                        Printed in the USA
SA-022 [6/05] IVES 8/05                                     MF-05-06-046 PO10237

Item 2.  Code of Ethics

         Not applicable.

Item 3.  Audit Committee Financial Expert

         Not applicable.

Item 4.  Principal Accountant Fees and Services

         Not applicable.

Item 5.  Audit Committee of Listed Registrants

         Not applicable.

Item 6.  Schedule of Investments

         Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

         Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies

         Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

         Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

         Not applicable.

Item 11. Controls and Procedures

         The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant's second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

        Not applicable.

     (2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

     (3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

        Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE GROUP LIMITED-TERM GOVERNMENT FUNDS


         Jude T. Driscoll
---------------------------------
By:      Jude T. Driscoll
Title:   Chief Executive Officer
Date:    September 8, 2005

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


         Jude T. Driscoll
---------------------------------
By:      Jude T. Driscoll
Title:   Chief Executive Officer
Date:    September 8, 2005


         Michael P. Bishof
---------------------------------
By:      Michael P. Bishof
Title:   Chief Financial Officer
Date:    September 8, 2005